Earnings per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Calculation of Basic and Diluted Number of Weighted Average Outstanding Shares
The following table shows calculation of both basic and diluted number of weighted average outstanding shares for the three and six months ended June 30, 2019 and 2020:

	Three months ended June 30,		Six months ended June 30,
	2019	2020	2019	2020
Basic weighted average number of shares	55,832,069	55,905,600	55,756,897	55,871,893
Effect of dilutive potential share options*:	—	348,178	—	—

Diluted weighted average number of shares	55,832,069	56,253,778	55,756,897	55,871,893

*
Due to a loss for the six months ended June 30, 2020 and for the three and six months ended June 30, 2019, no incremental shares are included because the effect would be antidilutive. The number of potential dilutive shares excluded from the calculation for the six months ended June 30, 2020, is 349,057 (three and six months ended June 30, 2019: 349,936 and 349,803 respectively).